Offerings - Offering: 1	Jan. 29, 2026 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 183,230,087.81
Amount of Registration Fee	$ 25,304.08
Offering Note	Calculated as the aggregate maximum value of Shares being purchased. The fee of $25,304.08 was paid in connection with the filing of the Schedule TO-I by Carlyle AlpInvest Private Markets Fund (File No. 005-94305) on January 29, 2026 (the "Schedule TO"). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.